Common Stock Warrants	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Business Combinations [Abstract]
Common Stock Warrants
(13)	Common Stock Warrants

Secured Note Warrants (2010 Warrants)

In March 2010, when Alion issued its now-extinguished Secured Notes, the Company also issued Secured Note Warrants (2010 Warrants) that entitled holders to purchase 602,614 shares of Alion common stock. The 2010 Warrants expire March 15, 2017. They have no dividend rights and are not participating securities.

The 2010 Warrants have anti-dilution protection to offset the effect of shares issued below fair value on the date of issuance. On March 31, 2011, Alion issued shares to the ESOP Trust at the September 2010 ESOP valuation share price ($26.65) which was less than the March 2011 ESOP valuation share price ($27.15). As a result, 2010 Warrant holders became entitled to purchase an additional 127 shares of Alion common stock or a total of 602,741 shares of Alion common stock.

On August 18, 2014, Alion issued the Second and Third Lien Warrants as part of the 2014 Refinancing the exercise of which can trigger 2010 Warrant anti-dilution protections. As of March 31, 2015 and September 30, 2014, the Company had set aside a total of 1,046,776 shares of Alion common stock to meet potential 2010 Warrant exercise demands.

Second and Third Lien Warrants (2014 Warrants)

The Company issued an aggregate of 306,889 Second and Third Lien Warrants (2014 Warrants) in connection with the 2014 Refinancing. The 2014 Warrants were issued pursuant to a warrant agreement, dated August 18, 2014, with Wilmington Trust, National Association, as warrant agent. The Second Lien Warrants grant Existing Second Lien Term Loan Lenders the right to purchase in the aggregate shares equal to 12.5% of the Company’s then-issued and outstanding common stock at a penny-per-share strike price. The Third Lien Warrants granted the Existing Third Lien Note holders the right to purchase in the aggregate shares equal to 27.5% of the Company’s then-issued and outstanding common stock at a penny-per-share strike price. The Second and Third Lien warrants expire on August 17, 2024 and contain significant anti-dilution protection. The Second and Third Lien Warrants were amended in November 2014. The par value strike price for the Second and Third Lien Warrants is now $0.0001.

Each time the Company contributes shares to the ESOP, its total shares issued and outstanding increase and the Second and Third Lien Warrants become entitled to purchase a proportionately greater number of shares of Alion common stock. Second Lien Warrant holders were initially entitled to purchase 1,695,310 shares of Alion common stock and Third Lien Warrant holders were entitled to purchase 3,729,680 shares of Alion common stock.

As a result of Alion’s March and September 2014 ESOP contributions and an adjustment on account of anti-dilution protection with respect to the 2010 Warrants upon exercise of the 2014 Warrants, the Company has reserved 3,039,700 shares of common stock to meet Second Lien Warrant potential exercise demands and 6,687,340 shares to meet Third Lien Warrant potential exercise demands. The Second and Third Lien Warrants have dividend rights and therefore are participating securities when determining earnings per share.

2010 Warrants – Initial fair value and accounting treatment

None of Alion’s 2010 Warrants is redeemable for cash. Alion accounts for the 2010 Warrants as permanent equity and reassesses this classification each reporting period. The Company identified no required changes in accounting treatment for the 2010 Warrants as of March 31, 2015. Management used a Black-Scholes-Merton option pricing model to determine that the 2010 Warrants had an initial fair value of approximately $20.8 million based on Alion’s former share price of $34.50 per share. Alion recognized the value of the 2010 Warrants as part of the debt issue costs for the Secured Notes and recorded a corresponding credit to equity. The Company has expensed all its Secured Note debt issue costs, including warrant-related costs.

2014 Warrants – Initial fair value and accounting treatment

Management used a Black-Scholes-Merton option pricing model and Alion’s $2.45 August 2014 share price as determined by the ESOP Trustee to determine the Second Lien Warrants’ $5.2 million initial fair value and the Third Lien Warrants’ $11.3 million initial fair value. Alion recognized the value of the Second and Third Lien Warrants as part of the debt issue costs for the corresponding debt instruments and recorded an offsetting credit to equity.

The anti-dilution protections in the Second and Third Lien Warrants differ materially from the provisions in the 2010 Warrants. As a result, management determined that the Second and Third Lien Warrants are derivative instruments that are not permanent equity. They are not considered indexed to the Company’s stock and can be settled for a variable number of shares. The Second and Third Lien Warrants were classified as a liability on the balance sheet and initially measured at fair value. Subsequent changes in fair value have been recorded in earnings.

Because the Second and Third Lien Warrants are liabilities, at each reporting date management is required to fair value these obligations and adjust their carrying value via a corresponding charge or credit to expense. Management uses a Black-Scholes-Merton option pricing model to determine the fair value of the Second and Third Lien Warrants at each reporting date. For the purpose of its fair value liability accounting, management’s estimate of the fair value of a share of Alion common stock can differ from the share price as most recently determined by the ESOP Trustee.

Management’s estimate of the fair value of a share of Alion common stock may include different methodologies and variables than those used by the ESOP Trustee and the third-party ESOP valuation firm. Management estimates may differ for future cash flows, growth rates, market multiples, control premiums, and discount rates, which can produce a wide range of estimated fair values for the inputs used to for fair value the Company’s warrant liability. Input differences in determining the Company’s warrant liability fair value do not affect the Company’s outstanding redeemable common stock liability.

Management estimated the fair value of a share of Alion common stock at $0.68 per share at September 30, 2014 and $1.21 per share at March 31, 2015. Management used those estimates to determine the Company’s warrant-related liability as of September 30, 2014 and March 31, 2015. Management determined that from September 30 to March 31, 2015, the Second and Third Lien Warrants had increased in value principally as a result of the Company reducing its debt and a general improvement in the financial condition of the Company. In the six months ended March 31, 2015, the Company recorded $5.3 million in expense for the change in fair value of the Second and Third Lien Warrants. Management estimated the fair value of the Second Lien Warrant liability at $2.0 million at September 30, 2014 and $3.8 million at March 31, 2015. Management estimated the Third Lien Warrant liability at $4.5 million at September 30, 2014 and $8.0 million at March 31, 2015.

A higher estimated share price would have increased the estimated fair value of the Company’s warrant-related fair value liability and resulted in a corresponding increase in expense. A ten-percent increase or decrease in the estimated share price management used to determine Alion’s warrant-related liability would have resulted in a $1.2 million increase or decrease in the Company’s fair value warrant-related liability at March 31, 2015 with a corresponding offsetting effect on expense.

(13)	Common Stock Warrants

Secured Note Warrants

In March 2010, when Alion issued its now-extinguished Secured Notes, the Company also issued Secured Note penny warrants that entitled holders to purchase 602,614 shares of Alion common stock. The Secured Note Warrants expire March 15, 2017. They have no dividend rights and are not participating securities.

Secured Note Warrants have anti-dilution protection to offset the effect of shares issued below fair value on the date of issuance. On March 31, 2011, Alion issued shares to the ESOP Trust at the September 2010 ESOP valuation share price ($26.65) which was less than the March 2011 ESOP valuation share price ($27.15). As a result, Secured Note warrant holders became entitled to purchase a total of 602,741 shares of Alion common stock.

On August 18, 2014 Alion issued warrants as part of its Refinancing Transactions exercise of which can trigger Secured Note Warrant anti-dilution protections. As of September 30, 2014 the Company has set aside a total of 1,046,776 shares of Alion common stock to meet potential Secured Note Warrant exercise demands.

Second and Third Lien Warrants

The Company issued an aggregate of 306,889 warrants in connection with the Refinancing Transactions pursuant to a warrant agreement, dated August 18, 2014, with Wilmington Trust, National Association, as warrant agent. The warrants issued to the Second Lien lenders grant the Second Lien Lenders the right to purchase shares equal to 12.5% of the Company’s then-issued and outstanding common stock at a penny-per-share strike price (Second Lien Warrants). The warrants issued to the Third Lien Note holders grant the Third Lien Note holders the right to purchase shares equal to 27.5% of the Company’s then-issued and outstanding common stock at a penny-per-share strike price (Third Lien Warrants). The Second and Third Lien warrants expire on August 17, 2024 and contain significant anti-dilution protection. Each time the Company contributes shares to the ESOP, its total shares issued and outstanding increase and the Second and Third Lien Warrants become entitled to purchase a proportionately greater number of shares of Alion common stock. Second Lien Warrant holders were initially entitled to purchase 2,313,019 shares of Alion common stock and Third Lien Warrant holders were entitled to purchase 5,088,643 shares of Alion common stock.

As a result of Alion’s September 2014 ESOP contribution, the Company has reserved 3,039,700 shares of common stock to meet Second Lien Warrant potential exercise demands and 6,687,340 shares to meet Third Lien Warrant potential exercise demands. The Second and Third Lien Warrants have dividend rights and therefore are participating securities when determining earnings per share.

Secured Note Warrants – Initial fair value and accounting treatment

None of Alion’s warrants is redeemable for cash. Alion accounts for warrants as permanent equity and reassesses this classification each reporting period. The Company identified no required changes in accounting treatment as of September 30, 2014.

Management used a Black-Scholes-Merton option pricing model to determine that the Secured Note Warrants had an initial fair value of approximately $20.8 million based on Alion’s former share price of $34.50. Alion recognized the value of the Secured Note Warrants as part of the debt issue costs for the Secured Notes and recorded a corresponding credit to equity. The Company has expensed all its Secured Note debt issue costs, including warrant-related costs.

Second Lien and Third Lien Warrants – Initial fair value and accounting treatment

Management used a Black-Scholes-Merton option pricing model and Alion’s $2.45 August 2014 share price as determined by the ESOP Trustee to determine that the Second Lien Warrants had an initial fair value of $5.2 million and the Third Lien Warrants had an initial fair value of $11.3 million. Alion recognized the value of the Second and Third Lien Warrants as part of the debt issue costs for the corresponding debt instruments and recorded an offsetting credit to equity. The anti-dilution protections in the Second and Third Lien Warrants differ materially from the provisions in the Secured Note Warrants. As a result, management determined that the Second and Third Lien Warrants are derivative instruments that qualify for liability treatment and are not permanent equity.

The Second and Third Lien Warrants are classified as a liability, as they are not considered indexed to the Company’s stock. As such, the Second and Third Lien Warrants were initially measured at fair value and classified as liabilities on the balance sheet. Subsequent changes in fair value have been recorded in earnings.

Because the Second and Third Lien Warrants are liabilities, at each reporting date management is required to fair value these obligations and adjust their carrying value by recognizing a corresponding charge or credit to interest expense.

Management uses a Black-Scholes-Merton option pricing model to determine the fair value of the Second and Third Lien Warrants with reference to the estimated fair value of an underlying share of Alion common stock as of each reporting date. For the purpose of its fair value liability accounting, management’s estimate of the fair value of a share of Alion common stock can differ from the share price as determined by the ESOP Trustee based, in part, on a valuation provided to the Trustee by an independent third-party firm.

Management may base its estimate of the fair value of a share of Alion common stock on different variables than those used by the ESOP Trustee and the third-party ESOP valuation firm. Such differences can include estimates of future cash flows, growth rates, market multiples, control premiums, and discount rates, which can produce a wide range of estimated fair values for Alion’s common stock. Depending on marketplace variables, management may (or may not) include in its warrant liability estimate, a share price estimated using the Black-Scholes-Merton option pricing model. Including or excluding this option pricing calculation for the estimated fair value of the shares underlying the Second and Third Lien Warrants could materially affect management’s estimate of the share price and the resulting fair value liability the Company is required to recognize. Any difference between management’s estimated share price for determining the Company’s warrant-related fair value liability does not affect the liability the Company recognizes for its outstanding redeemable common stock.

In determining the Company’s warrant-related liability as of September 30, 2014, management estimated the market value of a share of underlying Alion common stock to be $0.68 based on a standard three-factor valuation methodology. Management did not utilize an option pricing model at September 30, 2014 to estimate the price of a share of Alion common stock as an input in its warrant liability calculation. Management determined that the Second and Third Lien Warrants had declined in value from August 18, 2014 to September 30, 2014 as a result, in part, of the Company’s increasing debt load, due to the pay in kind interest embodied in the Second and Third Lien Notes and higher share counts attributable to the anti-dilution provisions of the Second and Third Lien Warrants. The Company recorded a $9.9 million credit to expense for the change in fair value of the Second and Third Lien Warrants from August 18, 2014 through September 30, 2014. Management estimated the fair value of the Second Lien Warrant liability at $2 million and the Third Lien Warrant liability at $4.5 million.

Management’s estimated September 30, 2014 fair value share price reduced the Company’s estimated fair value warrant liability from the amount originally recognized. An estimated share price higher than $2.45 would have increased the estimated fair value of the Company’s warrant-related fair value liability and resulted in a corresponding increase in expense. A ten-percent increase or decrease in the estimated share price management used to determine Alion’s warrant-related liability would have resulted in an $0.7 million increase or decrease in the Company’s fair value warrant-related liability at September 30, 2014 with a corresponding offsetting effect on expense.